Subsequent Events (Details) - USD ($) $ in Millions	Jan. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Waichun Logistics Technology Limited
Subsequent Event [Line Items]
Prepaid goods received	$ 30	$ 42	$ 45